Long-term Debt (Schedule of Maturities of Long-term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Maturities of Long-term Debt [Abstract]
Year 1	$ 51,783
Year 2	51,783
Year 3	170,883
Year 4	152,696
Year 5	62,026
Year 6 and thereafter	27,786
Total	$ 516,957	$ 530,120